Loans and Allowance for Loan Losses, Credit Quality Indicator (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans by credit quality indicator [Abstract]
Total loans	$ 228,127,051	$ 228,206,400	$ 237,984,397
Real Estate Mortgages Construction, Land Development, and Land [Member]
Loans by credit quality indicator [Abstract]
Total loans	13,819,207	13,162,460	21,792,060
Real Estate Mortgages Construction, Land Development, and Land [Member] | Pass [Member]
Loans by credit quality indicator [Abstract]
Total loans	12,941,178	11,941,671	16,063,618
Real Estate Mortgages Construction, Land Development, and Land [Member] | Substandard [Member]
Loans by credit quality indicator [Abstract]
Total loans	0	0	4,557,315
Real Estate Mortgages Construction, Land Development, and Land [Member] | Doubtful Less than 90 Days Past Due and Accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	0	0	0
Real Estate Mortgages Construction, Land Development, and Land [Member] | Doubtful 90 Days or More Past Due and/or Non-accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	878,029	1,220,789	1,171,127
Real Estate Mortgages Residential 1 to 4 Family [Member]
Loans by credit quality indicator [Abstract]
Total loans	83,726,985	87,787,722	94,296,749
Real Estate Mortgages Residential 1 to 4 Family [Member] | Pass [Member]
Loans by credit quality indicator [Abstract]
Total loans	79,274,541	83,934,669	90,350,269
Real Estate Mortgages Residential 1 to 4 Family [Member] | Substandard [Member]
Loans by credit quality indicator [Abstract]
Total loans	3,077,858	2,638,537	3,584,737
Real Estate Mortgages Residential 1 to 4 Family [Member] | Doubtful Less than 90 Days Past Due and Accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	0	0	0
Real Estate Mortgages Residential 1 to 4 Family [Member] | Doubtful 90 Days or More Past Due and/or Non-accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	904,871	1,214,516	361,743
Real Estate Mortgages Residential 1 to 4 Family [Member] | Special Mention [Member]
Loans by credit quality indicator [Abstract]
Total loans	469,715	0	0
Real Estate Mortgages Commercial Properties [Member]
Loans by credit quality indicator [Abstract]
Total loans	115,655,467	113,010,943	102,578,171
Real Estate Mortgages Commercial Properties [Member] | Pass [Member]
Loans by credit quality indicator [Abstract]
Total loans	111,573,888	106,062,119	95,664,480
Real Estate Mortgages Commercial Properties [Member] | Substandard [Member]
Loans by credit quality indicator [Abstract]
Total loans	2,118,552	5,331,436	4,347,154
Real Estate Mortgages Commercial Properties [Member] | Doubtful Less than 90 Days Past Due and Accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	387,638	0	0
Real Estate Mortgages Commercial Properties [Member] | Doubtful 90 Days or More Past Due and/or Non-accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	1,575,389	1,617,388	2,566,537
Commercial [Member]
Loans by credit quality indicator [Abstract]
Total loans	12,946,639	12,507,978	17,596,451
Commercial [Member] | Pass [Member]
Loans by credit quality indicator [Abstract]
Total loans	12,946,639	12,507,978	17,589,337
Commercial [Member] | Doubtful Less than 90 Days Past Due and Accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	0	0	0
Commercial [Member] | Doubtful 90 Days or More Past Due and/or Non-accruing [Member]
Loans by credit quality indicator [Abstract]
Total loans	0	0	7,114
Consumer [Member]
Loans by credit quality indicator [Abstract]
Total loans	1,978,753	1,737,297	1,720,966
Consumer [Member] | Pass [Member]
Loans by credit quality indicator [Abstract]
Total loans	1,950,758	1,737,297	1,720,966
Consumer [Member] | Special Mention [Member]
Loans by credit quality indicator [Abstract]
Total loans	$ 27,995	$ 0	$ 0